EQUITY AND SHARE BASED PAYMENTS (Schedule of Information About Outstanding Options by Expiry Dates) (Details)	12 Months Ended
Dec. 31, 2018 ILS (₪) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	9,697,266
Weighted average exercise price in NIS | ₪	₪ 28.19
2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	1,535,250
Weighted average exercise price in NIS | ₪	₪ 46.99
2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	2,073,311
Weighted average exercise price in NIS | ₪	₪ 38.95
2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	1,930,493
Weighted average exercise price in NIS | ₪	₪ 20.52
2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	683,971
Weighted average exercise price in NIS | ₪	₪ 22.82
2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	937,879
Weighted average exercise price in NIS | ₪	₪ 19.32
2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | shares	2,536,362
Weighted average exercise price in NIS | ₪	₪ 18.59